Income Taxes (Additional Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Additional Information [Line Items]
Unrecognized tax benefits	$ 11,405,522
Federal and State Net Operating Loss Carryforwards	28,395,033
Income Taxes Paid, Net, Total	$ 32,533	$ 19,012